Cash and bank balances - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Balances with banks	₨ 13,584	₨ 11,307
Bottom of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	9 days
Effective interest rate on Bank deposit	2.75%
Top of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	3654 days
Effective interest rate on Bank deposit	8.00%